Notable events - Post-balance sheet events (Details)		12 Months Ended
	Mar. 15, 2024 € / shares shares	Dec. 31, 2023 EUR (€) item tranche shares	Jun. 30, 2021 EUR (€)
Subsequent events
Number of shares issued upon conversion of bonds		350,334,130
Principal amount of loan outstanding | €			€ 4,000,000
Reverse stock split, Par value | € / shares	€ 0.80
Reverse stock split, ordinary shares	400
Reverse stock split, old issue par value | € / shares	€ 0.002
Share capital	400
Consolidation period	30 days
Tranche 3 of the ATLAS 2021 contract
Subsequent events
Bond debt | €		€ 4,200
Conversion of bond
Subsequent events
Bonds converted to new shares | item		50
Number of shares issued upon conversion of bonds		363,588,122
Principal amount of loan outstanding | €		€ 1,250,000
Conversion of bond | Tranche 3 of the ATLAS 2021 contract
Subsequent events
Bonds converted to new shares | tranche		3
Conversion of bond | Tranche 4 of the ATLAS 2021 contract
Subsequent events
Bonds converted to new shares | tranche		4